LONG-TERM INVESTMENT IMPAIRMENT CHARGE	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
LONG-TERM INVESTMENT IMPAIRMENT CHARGE
LONG-TERM INVESTMENT IMPAIRMENT CHARGE

The Company monitors events and trends which could indicate that the carrying amount of its long-term investments may not be recoverable. In the year ended December 31, 2012, the Company recorded a long-term investment impairment charge of $3.4 million in respect of two investments. No long-term investment impairment charges were recorded in the year ended December 31, 2014 (2013: $nil).

During the first quarter of 2012, the Company determined that its investment in the shares of a company which is not publicly traded would not generate sufficient future cash flows to ensure that its carrying value would be fully recoverable. An impairment charge of $2.9 million was recorded, equal to the difference between the carrying value of the investment and its estimated fair value of $nil. The carrying value of this investment at December 31, 2014, is $nil (2013: $nil).

During the second quarter of 2012, the Company received warrants to purchase shares in a U.S. company, together with other assets, as part of the consideration for the Company agreeing to terminate certain long-term charter agreements (see Note 9). Although shares in the U.S. company are traded on the over-the-counter market, the warrants are not listed. The Company considers that the best method of establishing the fair value of the warrants is to calculate their value in relation to the current market price of the underlying shares, taking into account the terms, restrictions and other features of the warrants, the fundamental financial and other characteristics of the issuing company, trading characteristics of the issuing company's shares, and actual sale transactions of comparable securities completed in secondary markets. The initial fair value of these warrants was $1.7 million at the time of acquisition. A review of the fair value of this investment at the end of the second quarter of 2012 identified an impairment loss of $0.5 million, and the Company adjusted the carrying value accordingly. Subsequent reviews of the fair value of this investment have not resulted in any further impairment adjustments and the carrying value of this investment at December 31, 2014, was $1.2 million (2013: $1.2 million).